Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Advance from customers	$211,465	$8,674
Total contract liabilities	$211,465	$8,674

	For the six months ended June 30, 2026	For the year ended December 31, 2025
Balance at the beginning of the period	$8,674	$1,712
Cash received in advance	211,465	63,747
Revenue recognized from opening balance of deferred revenue	(8,674)	(1,712)
Revenue recognized from contract liabilities arising during the period	—	(55,073)
Balance at the end of the period	$211,465	$8,674